AB Active ETFs, Inc.

AB Tax-Aware Short Duration Municipal ETF

Portfolio of Investments

February 28, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 88.2%
Long-Term Municipal Bonds – 80.3%
Alabama – 4.3%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2021-B 4.00%, 10/01/2052	$1,200	$1,193,586
Black Belt Energy Gas District (Royal Bank of Canada) Series 2022-D 4.00%, 12/01/2025	650	652,557
City of Huntsville AL Series 2016-B 5.00%, 05/01/2028	465	497,122
Southeast Energy Authority A Cooperative District (Goldman Sachs Group, Inc. (The)) Series 2022-B 5.00%, 05/01/2053	1,000	1,030,588
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-A 5.50%, 01/01/2053	2,000	2,143,486

		5,517,339

Arizona – 1.6%
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	2,000	2,068,043

California – 3.8%
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023-C 5.25%, 01/01/2054	1,000	1,040,593
City of Los Angeles Department of Airports Series 2022 5.00%, 05/15/2025	475	488,841
Newport Mesa Unified School District NATL Series 2007 Zero Coupon, 08/01/2031	2,000	1,523,741
Sweetwater Union High School District BAM Series 2014 5.00%, 08/01/2026	1,075	1,099,714
Washington Township Health Care District Series 2020-A 5.00%, 07/01/2031	650	697,581

		4,850,470

Colorado – 1.5%
Arapahoe County School District No 5 Cherry Creek AGM Series 2004 2.00%, 12/15/2023	1,225	1,214,060

	Principal Amount (000)	U.S. $ Value

City & County of Denver Co. Airport System Revenue Series 2020-B 5.00%, 11/15/2031	$700	$721,666

		1,935,726

Connecticut – 3.2%
City of Hartford CT BAM Series 2014-C 5.00%, 08/15/2023	500	503,879
State of Connecticut Series 2015-A 4.50%, 03/15/2033	2,500	2,564,090
State of Connecticut Clean Water Fund - State Revolving Fund Series 2013-A 5.00%, 03/01/2025	1,000	1,000,000

		4,067,969

District of Columbia – 2.3%
District of Columbia (Plenary Infrastructure DC LLC State Lease) Series 2022 5.00%, 02/28/2026	1,485	1,520,184
Metropolitan Washington Airports Authority Aviation Revenue Series 2017 5.00%, 10/01/2026	465	486,192
Series 2021-A 5.00%, 10/01/2023	945	951,885

		2,958,261

Florida – 6.3%
City of Jacksonville FL (Genesis Health, Inc. Obligated Group) Series 2017 5.00%, 11/01/2026	600	624,963
County of Broward FL Airport System Revenue Series 2013-A 5.125%, 10/01/2038 (Pre-refunded/ETM)	1,500	1,514,670
County of Broward FL Airport System Revenue (Fort Lauderdale Hollywood Intl Airport) Series 2015-A 5.00%, 10/01/2025	930	954,359
County of Miami-Dade Seaport Department Series 2013-B 6.25%, 10/01/2038 (Pre-refunded/ETM)	2,000	2,032,722
Series 2013-D 6.00%, 10/01/2025 (Pre-refunded/ETM)	700	710,456
Orange County Convention Center/Orlando Series 2010 5.00%, 10/01/2023	690	695,344
School Board of Miami-Dade County (The) Series 2014-A 5.00%, 05/01/2031 (Pre-refunded/ETM)	1,435	1,460,179

		7,992,693

	Principal Amount (000)	U.S. $ Value

Georgia – 2.6%
Augusta Development Authority (AU Health System Obligated Group) Series 2018 5.00%, 07/01/2025	$200	$196,441
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2019-C 4.00%, 03/01/2050	1,000	993,026
5.00%, 09/01/2024	1,500	1,518,506
Municipal Electric Authority of Georgia Series 2020 5.00%, 01/01/2029	500	542,230

		3,250,203

Guam – 0.8%
Territory of Guam (Guam Section 30 Income Tax) Series A 5.00%, 12/01/2026	1,000	1,029,373

Illinois – 5.1%
Chicago Board of Education Series 2019-A 5.00%, 12/01/2030	1,575	1,626,158
Chicago Transit Authority Capital Grant Receipts Revenue (City of Chicago IL Fed Hwy Grant) Series 2017 5.00%, 06/01/2025	1,000	1,027,017
Northern Illinois University BAM Series 2020-B 5.00%, 04/01/2031	725	779,982
Sangamon County School District No 186 Springfield AGM Series 2020-B 5.00%, 02/01/2032	690	758,625
State of Illinois Series 2017-D 5.00%, 11/01/2026	1,000	1,038,151
Series 2019-A 5.00%, 11/01/2029	685	727,810
State of Illinois Sales Tax Revenue Series 2021-A 4.00%, 06/15/2028	535	541,615

		6,499,358

Indiana – 1.7%
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030	500	444,632
Indianapolis Local Public Improvement Bond Bank Series 2021-A 5.00%, 06/01/2024	1,660	1,691,945

		2,136,577

	Principal Amount (000)	U.S. $ Value

Iowa – 0.4%
Iowa Finance Authority (Iowa Health System Obligated Group) Series 2018-B 5.00%, 02/15/2025	$500	$512,932

Kansas – 3.1%
State of Kansas Department of Transportation Series 2015-A 2.75%, 09/01/2023	3,980	3,956,892

Louisiana – 1.7%
City of Shreveport LA BAM Series 2016 5.00%, 03/01/2027	1,400	1,472,872
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Insurance Guaranty Association) Series 2022 5.00%, 08/15/2029	665	713,951

		2,186,823

Massachusetts – 1.7%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2019 5.00%, 07/01/2031	870	960,435
Massachusetts Port Authority Series 2017-A 5.00%, 07/01/2027	1,120	1,181,453

		2,141,888

Michigan – 2.1%
Great Lakes Water Authority Water Supply System Revenue Series 2018-A 5.00%, 07/01/2024	450	460,696
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2014 5.00%, 07/01/2026	1,190	1,213,135
Michigan State Building Authority (Michigan State Building Authority Lease) Series 2013-I 5.00%, 10/15/2029	1,000	1,012,524

		2,686,355

Missouri – 0.6%
County of St Louis MO (County of St Louis MO Lease) Series 2020-A 4.00%, 12/01/2030	720	753,786

Nevada – 2.5%
County of Clark Department of Aviation Series 2021-B 5.00%, 07/01/2025	3,100	3,170,938

	Principal Amount (000)	U.S. $ Value

New Jersey – 3.4%
Garden State Preservation Trust AGM Series 2005-A 5.75%, 11/01/2028	$500	$546,678
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2013 5.00%, 03/01/2023	2,000	2,000,000
Series 2015-X 5.00%, 06/15/2025	1,450	1,494,208
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2019 5.00%, 06/15/2030	250	271,771

		4,312,657

New York – 8.2%
City of New York NY Series 2014-A 5.00%, 08/01/2024	1,000	1,028,020
Metropolitan Transportation Authority Series 2013-E 5.00%, 11/15/2023	500	504,282
Series 2016-A 5.00%, 11/15/2024	2,000	2,047,071
Series 2017-C 5.00%, 11/15/2025	530	548,059
Nassau Health Care Corp. Series 2021 5.00%, 08/01/2024	865	883,683
New York Convention Center Development Corp. (New York City Hotel Unit Fee Revenue Hotel Occupancy Tax) Series 2015 5.00%, 11/15/2023	655	662,293
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2031	1,000	1,014,078
Series 2021-2 3.00%, 10/01/2028	3,950	3,766,805

		10,454,291

North Carolina – 1.6%
Columbus County Industrial Facilities & Pollution Control Financing Authority (International Paper Co.) Series 2019 2.10%, 03/01/2027	1,000	960,233
North Carolina Turnpike Authority Series 2020 5.00%, 02/01/2024 (Pre-refunded/ETM)	1,000	1,014,177

		1,974,410

Ohio – 0.4%
Ohio Air Quality Development Authority (American Electric Power Co., Inc.) Series 2019 2.40%, 12/01/2038	500	435,020

	Principal Amount (000)	U.S. $ Value

Oklahoma – 2.4%
Kay County Public Buildings Authority (Kay County Independent School District No 71 Ponca City Lease) Series 2022 5.00%, 09/01/2023	$2,085	$2,096,345
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2029	1,000	983,639

		3,079,984

Pennsylvania – 3.8%
City of Philadelphia PA Airport Revenue Series 2021 5.00%, 07/01/2025	945	966,624
Pennsylvania Turnpike Commission Series 2014-A 5.00%, 12/01/2029	2,290	2,366,995
Reading School District BAM Series 2019-D 5.00%, 04/01/2025	1,500	1,550,572

		4,884,191

Puerto Rico – 1.4%
Commonwealth of Puerto Rico Series 2021-A 5.625%, 07/01/2027	108	111,439
5.625%, 07/01/2029	675	703,173
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	1,000	1,013,405

		1,828,017

South Carolina – 1.2%
South Carolina Public Service Authority AGM Series 2014-C 5.00%, 12/01/2025	1,500	1,544,011

Texas – 3.6%
City of Carrollton TX Series 2019 5.00%, 08/15/2031	735	832,807
City of San Antonio TX Airport System Series 2019-A 5.00%, 07/01/2029	550	589,864
Harris County-Houston Sports Authority NATL Series 2002 Zero Coupon, 11/15/2023 (Pre-refunded/ETM)	675	658,941
La Joya Independent School District Series 2013 5.00%, 02/15/2028	1,355	1,475,181

	Principal Amount (000)	U.S. $ Value

Texas Transportation Commission State Highway Fund Series 2015 5.00%, 10/01/2023	$1,000	$1,010,740

		4,567,533

Utah – 1.3%
Utah Board of Higher Education NATL Series 1998 5.50%, 04/01/2029	1,440	1,593,821

Virginia – 1.0%
Chesapeake Bay Bridge & Tunnel District Series 2019 5.00%, 11/01/2023	1,200	1,211,372

Washington – 3.4%
Port of Seattle WA Series 2017-D 5.00%, 05/01/2024	1,500	1,519,802
State of Washington Series 2016-R 5.00%, 08/01/2024	555	569,774
State of Washington (State of Washington Fed Hwy Grant) Series 2013-C 5.00%, 09/01/2024	1,220	1,229,291
Washington Economic Development Finance Authority (Mura Cascade ELP LLC) Series 2022 3.90%, 12/01/2042(a)	1,000	996,914

		4,315,781

Wisconsin – 3.3%
City of Milwaukee WI Series 2020-N 5.00%, 04/01/2027	1,000	1,058,444
City of Milwaukee WI Sewerage System Revenue Series 2016-S 4.00%, 06/01/2028	350	355,349
County of Kenosha WI Series 2021-A 2.00%, 09/01/2023	1,000	991,124
Wisconsin Public Finance Authority (Renown Regional Medical Center) Series 2020 5.00%, 06/01/2029	700	759,018
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 5.00%, 02/01/2030	1,000	1,065,144

		4,229,079

Total Long-Term Municipal Bonds (cost $102,633,235)		102,145,793

	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 7.9%
Greeneville Health & Educational Facilities Board (Ballad Health Obligated Group) Series 2018-B 3.48%, 07/01/2045(b)	$1,000	$1,000,000
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2010 3.40%, 06/01/2048(b)	1,000	1,000,000
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) Series 2008-B 3.10%, 07/01/2036(b)	3,000	3,000,000
Orange County Health Facilities Authority (Nemours Foundation/Florida) Series 2013-B 3.35%, 01/01/2039(b)	1,000	1,000,000
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 3.40%, 07/01/2052(b)	2,000	2,000,000
Trust for Cultural Resources of The City of New York (The) (Pierpont Morgan Library) Series 2004 3.35%, 02/01/2034(b)	2,000	2,000,000

Total Short-Term Municipal Notes (cost $10,000,000)		10,000,000

Total Municipal Obligations (cost $112,633,235)		112,145,793

CORPORATES - INVESTMENT GRADE – 5.2%
Financial Institutions – 3.7%
Banking – 2.8%
Barclays PLC 4.338%, 05/16/2024	490	488,035
BPCE SA 5.15%, 07/21/2024(a)	375	368,948
Credit Suisse Ag/new York Ny 7.95%, 01/09/2025	850	857,760
HSBC Holdings PLC 3.95%, 05/18/2024	499	496,784
Societe Generale SA 5.00%, 01/17/2024(a)	750	742,733
Standard Chartered PLC 7.776%, 11/16/2025(a)	250	258,615
Synchrony Bank 5.625%, 08/23/2027	340	332,925

		3,545,800

Finance – 0.9%
Aircastle Ltd. 4.125%, 05/01/2024	880	859,328

	Principal Amount (000)	U.S. $ Value

Aviation Capital Group LLC 1.95%, 01/30/2026(a)	$290	$255,989

		1,115,317

		4,661,117

Industrial – 1.5%
Consumer Cyclical - Other – 0.4%
Lennar Corp. 4.50%, 04/30/2024	500	493,410

Consumer Non-Cyclical – 0.9%
Altria Group, Inc. 3.40%, 05/06/2030	215	185,134
BAT Capital Corp. 4.906%, 04/02/2030	230	212,447
Philip Morris International, Inc. 5.625%, 11/17/2029	250	253,385
Zimmer Biomet Holdings, Inc. 1.45%, 11/22/2024	500	466,385

		1,117,351

Technology – 0.2%
CDW LLC/CDW Finance Corp. 2.67%, 12/01/2026	370	329,178

		1,939,939

Total Corporates - Investment Grade (cost $6,623,754)		6,601,056

ASSET-BACKED SECURITIES – 2.4%
Autos - Fixed Rate – 2.4%
Foursight Capital Automobile Receivables Trust Series 2023-1, Class A2 5.43%, 10/15/2026(a)	1,000	995,992
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)	1,000	996,687
Tricolor Auto Securitization Trust Series 2023-1A, Class A 6.48%, 08/17/2026(a)	1,000	998,970

Total Asset-Backed Securities (cost $2,999,778)		2,991,649

	Shares

SHORT-TERM INVESTMENTS – 2.2%
Investment Companies – 2.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.40%(c) (d) (e) (cost $2,837,523)	2,837,523	2,837,523

U.S. $ Value

Total Investments – 98.0% (cost $125,094,290)(f)	$124,576,021
Other assets less liabilities – 2.0%	2,556,543

Net Assets – 100.0%	$127,132,564

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	7,570	11/30/2024	1 Day SOFR	4.295%	Annual	$(91,841)	$—	$(91,841)
USD	5,000	11/30/2024	1 Day SOFR	4.416%	Annual	(49,721)	—	(49,721)
USD	3,500	11/30/2024	1 Day SOFR	4.259%	Annual	(44,684)	—	(44,684)
USD	600	08/31/2027	3.408%	1 Day SOFR	Annual	17,136	—	17,136
USD	530	08/31/2027	3.756%	1 Day SOFR	Annual	7,068	—	7,068
USD	2,000	04/15/2032	3.275%	1 Day SOFR	Annual	65,752	—	65,752
USD	1,000	04/15/2032	3.215%	1 Day SOFR	Annual	37,580	—	37,580
USD	650	04/15/2032	3.291%	1 Day SOFR	Annual	20,619	—	20,619
USD	420	04/15/2032	3.852%	1 Day SOFR	Annual	(5,246)	—	(5,246)

						$(43,337)	$—	$(43,337)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2023, the aggregate market value of these securities amounted to $6,628,253 or 5.2% of net assets.

(b)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of February 28, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $358,190 and gross unrealized depreciation of investments was $(919,796), resulting in net unrealized depreciation of $(561,606).

As of February 28, 2023, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 12.9% and 0.6%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

ETM – Escrowed to Maturity

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Active ETFs, Inc.

AB Tax-Aware Short Duration Municipal ETF

February 28, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$102,145,793	$—	$102,145,793
Short-Term Municipal Notes	—	10,000,000	—	10,000,000
Corporates - Investment Grade	—	6,601,056	—	6,601,056
Asset-Backed Securities	—	2,991,649	—	2,991,649
Short-Term Investments	2,837,523	—	—	2,837,523

Total Investments in Securities	2,837,523	121,738,498	—	124,576,021
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	148,155	—	148,155
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(191,492)	—	(191,492)

Total	$2,837,523	$121,695,161	$—	$124,532,684

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2023 is as follows:

Fund	Market Value 11/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$20	$31,583	$28,765	$2,838	$19